PROPERTY PLANT AND EQUIPMENT (Schedule of property, plant and equipment) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,136	$ 1,426	$ 3,973
Less: accumulated depreciation	(185)	(208)	(223)
Property, plant and equipment, net	951	1,218	3,750
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	296	291	112
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	0	0	928
Machinery and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	759	1,098	1,991
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 81	37	37
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 0	$ 905